Assets Held For Sale and Other Current Assets - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Asset held for sale and discontinued operations [line items]
Cash	$ 5,071		$ 9,292
CEMEX Colombia S.A [member]
Asset held for sale and discontinued operations [line items]
Cash	236	$ 12
Commercial dispute claim amount	$ 39	$ 2